Financial Instruments - Schedule of Contractual Principal Payments Due with Final Maturity (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Debentures	R$ 20,697	R$ 40,740	R$ 51,197
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures	20,697
1 to 3 years [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures
3 to 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures